JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 43.7%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2027 (a)	75,912,256	74,586,112
0.38%, 7/15/2027	10,480,168	10,369,510
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028	39,708,109	39,665,147
2.38%, 10/15/2028	90,443,222	93,603,539
1.63%, 4/15/2030	65,739,862	66,523,253
1.88%, 7/15/2035	70,377,200	71,011,646
Total U.S. Treasury Obligations (Cost $357,040,676)		355,759,207
Corporate Bonds — 27.3%
Aerospace & Defense — 0.7%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	387,357
Boeing Co. (The)
2.75%, 2/1/2026	782,000	779,734
3.10%, 5/1/2026	931,000	926,611
6.39%, 5/1/2031	414,000	450,438
6.53%, 5/1/2034	88,000	97,854
L3Harris Technologies, Inc. 3.85%, 12/15/2026	625,000	623,899
Leidos, Inc. 2.30%, 2/15/2031	767,000	690,653
RTX Corp. 5.75%, 1/15/2029	1,800,000	1,889,113
		5,845,659
Automobiles — 0.3%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	890,400
2.38%, 10/15/2027 (b)	919,000	889,119
1.80%, 1/10/2028 (b)	300,000	285,386
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	588,909
		2,653,814
Banks — 8.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	857,480
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	280,842
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,200,000	1,276,222
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,551,970
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	196,170
2.75%, 12/3/2030	2,200,000	2,006,705
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	176,720
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	933,949
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	3,627,000	3,269,830
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	3,454,000	3,632,717
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,694,636
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	39,370
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	850,000	887,836
Barclays plc (United Kingdom)
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	600,000	625,025
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	1,160,000	1,201,854
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	324,480

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	294,518
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	750,000	772,595
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	450,000	474,673
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	2,214,000	2,172,745
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	2,194,000	1,951,147
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	2,065,000	2,142,663
Capital One NA 3.45%, 7/27/2026	447,000	445,029
Citibank NA 5.80%, 9/29/2028	1,500,000	1,574,437
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	1,050,720
4.45%, 9/29/2027	272,000	273,334
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	89,762
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,500,000	1,364,870
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	1,250,000	1,150,411
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	733,534
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	257,719
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	673,000	686,744
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	377,000	389,138
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	380,000	380,860
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	424,304
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	320,000	327,992
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	968,880
Fifth Third Bancorp
3.95%, 3/14/2028	800,000	798,574
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	69,425
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	245,114
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	288,872
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	1,029,430
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,641,000	1,537,116
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	695,000	699,521
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	900,000	929,106
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	872,804
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	380,000	379,721
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	526,000	540,909
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	469,000	467,813
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	620,000	636,070
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	588,397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	200,000	207,231
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	2,023,595
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	417,977
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	486,000	479,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	420,000	432,342

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	340,705
Norinchukin Bank (The) (Japan)
4.67%, 9/9/2030 (b)	380,000	384,051
5.36%, 9/9/2035 (b)	240,000	245,343
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	573,286
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	344,625
(SOFR + 1.07%), 5.22%, 1/29/2031 (c)	350,000	362,923
Royal Bank of Canada (Canada) (SOFR + 0.98%), 4.31%, 11/3/2031 (c)	600,000	599,625
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	784,567
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	400,000	402,401
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	3,337,000	3,291,304
3.00%, 1/22/2030 (b)	500,000	470,871
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (b) (c)	600,000	615,108
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.90%, 9/17/2028	1,500,000	1,416,406
5.77%, 1/13/2033	800,000	857,909
Truist Bank 3.30%, 5/15/2026	1,000,000	996,343
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	297,767
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	519,011
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	825,594
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	609,987
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	129,673
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	135,020
(SOFR + 1.41%), 5.42%, 2/12/2036 (c)	500,000	522,802
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	373,290
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	682,949
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,256,000	3,359,331
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	607,264
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	200,000	211,838
		69,485,277
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	500,000	470,571
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,400,000	1,357,908
5.05%, 3/15/2034	245,000	254,102
Amgen, Inc. 5.25%, 3/2/2030	200,000	207,859
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	429,448
		2,249,317
Capital Markets — 2.2%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	361,997
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	193,265
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,450,000	1,422,678

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	1,036,348
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	1,785,000	1,777,393
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	1,512,000	1,346,821
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,350,000	2,149,295
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (b) (c)	200,000	204,309
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	300,000	273,447
Morgan Stanley
4.35%, 9/8/2026	963,000	965,366
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	3,740,000	3,849,519
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	910,000	801,623
Nasdaq, Inc. 5.55%, 2/15/2034	321,000	339,213
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	979,888
2.68%, 7/16/2030	753,000	696,732
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	895,266
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	800,000	799,700
		18,092,860
Chemicals — 0.0% ^
RPM International, Inc. 2.95%, 1/15/2032	438,000	398,976
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	394,894
5.25%, 8/9/2034	188,000	194,477
		589,371
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	37,281
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,530,611
3.00%, 10/29/2028	1,835,000	1,776,437
Aircastle Ltd. 5.25%, 3/15/2030 (b)	660,000	675,382
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	127,091
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	155,000	160,292
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	125,000	128,052
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	686,762
4.25%, 4/15/2026 (b)	832,000	831,775
4.38%, 5/1/2026 (b)	1,063,000	1,060,927
2.53%, 11/18/2027 (b)	678,000	655,436
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	518,745
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	634,976
General Motors Financial Co., Inc.
4.90%, 10/6/2029	500,000	508,199
2.35%, 1/8/2031	940,000	843,944
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (b)	1,037,000	1,090,065

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
6.50%, 3/26/2031 (b)	600,000	643,368
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	208,279
		12,080,341
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 5.00%, 9/15/2034	485,000	492,773
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	447,699
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	237,000	245,026
Sonoco Products Co. 5.00%, 9/1/2034	808,000	803,265
WRKCo, Inc. 4.90%, 3/15/2029	150,000	153,185
		1,649,175
Diversified REITs — 0.3%
Safehold GL Holdings LLC 2.80%, 6/15/2031	441,000	406,300
Simon Property Group LP 2.45%, 9/13/2029	200,000	189,023
WP Carey, Inc.
2.40%, 2/1/2031	800,000	720,159
2.25%, 4/1/2033	893,000	755,081
		2,070,563
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	1,181,000	1,123,128
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	700,000	644,717
Verizon Communications, Inc. 4.78%, 2/15/2035	770,000	763,871
		2,531,716
Electric Utilities — 2.7%
Alabama Power Co. 5.85%, 11/15/2033	500,000	540,172
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	105,719
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	20,036
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	650,000	680,019
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	306,722
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	586,000	578,508
4.55%, 11/15/2030 (b)	290,000	289,598
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	55,584
Duke Energy Corp. 5.45%, 6/15/2034	550,000	576,230
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	572,334
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	76,284
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	382,273
2.78%, 1/7/2032 (b)	554,000	494,814
Edison International 5.25%, 11/15/2028	1,250,000	1,268,053
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (b)	360,000	359,186
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	88,916
Evergy Metro, Inc. 5.40%, 4/1/2034	289,000	304,009
Evergy, Inc. 2.90%, 9/15/2029	329,000	313,774
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	852,140
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	656,000	641,835
Florida Power & Light Co. 5.30%, 6/15/2034	1,000,000	1,052,040
Fortis, Inc. (Canada) 3.06%, 10/4/2026	1,021,000	1,011,654
Georgia Power Co. 4.85%, 3/15/2031	550,000	566,681

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	29,998
4.95%, 9/30/2034	142,000	142,499
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	451,000	426,116
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	183,931
5.30%, 3/15/2032	600,000	628,051
Niagara Mohawk Power Corp. 1.96%, 6/27/2030 (b)	500,000	453,687
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	774,454
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	456,187
4.55%, 7/1/2030	978,999	975,581
5.70%, 3/1/2035	571,000	590,552
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	827,442
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	178,225
PPL Capital Funding, Inc. 5.25%, 9/1/2034	500,000	515,093
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	125,027
SCE Recovery Funding LLC
4.45%, 3/15/2036	490,000	492,728
Series A-2, 1.94%, 5/15/2038	285,000	225,542
Southern California Edison Co. 5.45%, 3/1/2035	1,000,000	1,021,373
Southern Co. (The) 5.70%, 3/15/2034	207,000	218,631
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,010,000	1,008,630
Tampa Electric Co. 4.90%, 3/1/2029	274,000	280,748
Virginia Electric and Power Co. 5.15%, 3/15/2035	500,000	512,223
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b)	640,000	661,163
		21,864,462
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 4.40%, 2/15/2033	700,000	696,991
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	400,000	379,548
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	539,000	538,325
		917,873
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	714,000	749,563
Financial Services — 0.5%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	297,685
Fiserv, Inc. 5.35%, 3/15/2031	850,000	873,184
Global Payments, Inc.
2.15%, 1/15/2027	901,000	879,924
3.20%, 8/15/2029	400,000	380,310
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	849,974
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	500,000	506,812
5.13%, 7/29/2029 (b)	445,000	459,184
		4,247,073
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	700,000	731,640
Bunge Ltd. Finance Corp.
4.20%, 9/17/2029	550,000	550,117

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
5.15%, 8/4/2035	350,000	358,507
General Mills, Inc. 4.95%, 3/29/2033	151,000	153,987
JBS USA Holding Lux SARL 5.50%, 1/15/2036 (b)	710,000	726,758
Mars, Inc. 5.00%, 3/1/2032 (b)	217,000	224,262
		2,745,271
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	227,882
Ground Transportation — 0.4%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	183,635
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	220,311
5.55%, 5/1/2028 (b)	1,218,000	1,254,387
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	637,000	626,744
Uber Technologies, Inc. 4.80%, 9/15/2034	634,000	637,550
		2,922,627
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	605,181
Health Care Providers & Services — 0.8%
Cencora, Inc. 5.15%, 2/15/2035	651,000	670,290
Cigna Group (The) 5.25%, 1/15/2036	700,000	717,770
CommonSpirit Health
3.35%, 10/1/2029	455,000	440,865
2.78%, 10/1/2030	171,000	159,720
CVS Health Corp. 1.88%, 2/28/2031	781,000	686,886
HCA, Inc.
4.13%, 6/15/2029	964,000	961,861
3.50%, 9/1/2030	500,000	481,282
2.38%, 7/15/2031	700,000	627,824
4.60%, 11/15/2032	510,000	509,821
Humana, Inc. 3.95%, 3/15/2027	492,000	490,362
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	299,008
2.95%, 6/30/2030	93,000	88,192
2.80%, 6/30/2031	287,000	265,385
		6,399,266
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	828,684
DOC DR LLC 2.63%, 11/1/2031	409,000	368,440
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	442,402
Ventas Realty LP
4.13%, 1/15/2026	45,000	44,972
3.25%, 10/15/2026	529,000	525,353
Welltower OP LLC 2.75%, 1/15/2032	904,000	825,198
		3,035,049
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,206,037

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	363,000	359,357
Prologis LP 4.75%, 6/15/2033	707,000	718,326
		1,077,683
Insurance — 0.7%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	836,636
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	997,949
Brown & Brown, Inc. 5.25%, 6/23/2032	465,000	476,088
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	667,770
2.65%, 1/6/2029 (b)	200,000	190,329
F&G Global Funding 2.30%, 4/11/2027 (b)	1,204,000	1,173,156
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	377,079
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	511,553
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	388,882
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,822
3.70%, 5/15/2029	30,000	29,509
		5,668,773
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.60%, 11/15/2032	170,000	172,541
4.88%, 11/15/2035	365,000	368,956
		541,497
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	581,432
Media — 0.3%
Comcast Corp. 5.17%, 1/15/2037 (b)	1,674,000	1,671,792
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	946,000	1,096,041
		2,767,833
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	460,000	422,198
2.85%, 4/27/2031 (b)	650,000	599,949
Steel Dynamics, Inc.
1.65%, 10/15/2027	324,000	309,840
5.38%, 8/15/2034	100,000	104,061
		1,436,048
Multi-Utilities — 0.6%
Ameren Corp. 5.00%, 1/15/2029	650,000	665,246
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	284,180
CMS Energy Corp. 2.95%, 2/15/2027	170,000	167,480
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,976
Consumers Energy Co. 4.63%, 5/15/2033	300,000	302,693
DTE Energy Co. 5.20%, 4/1/2030	700,000	723,918
NiSource, Inc. 5.25%, 3/30/2028	566,000	580,677
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	191,640
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	265,639

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Energy, Inc. 2.38%, 6/15/2028	934,000	892,257
Sempra 3.70%, 4/1/2029	800,000	787,728
		4,871,434
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	425,956
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	898,951
		1,324,907
Oil, Gas & Consumable Fuels — 1.9%
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	134,702
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	65,000	66,872
Cheniere Energy, Inc. 5.65%, 4/15/2034	500,000	521,465
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	690,000	703,557
5.68%, 1/15/2034 (b)	584,000	606,640
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (b)	800,000	822,352
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	721,001
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	846,254
Energy Transfer LP
5.25%, 7/1/2029	362,000	373,603
5.70%, 4/1/2035	1,100,000	1,143,960
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	850,000	852,424
Enterprise Products Operating LLC
3.95%, 2/15/2027	392,000	392,072
5.20%, 1/15/2036	135,000	138,518
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,530,000	1,418,334
Kinder Morgan, Inc. 5.20%, 6/1/2033	837,000	864,192
MPLX LP
4.13%, 3/1/2027	458,000	457,557
2.65%, 8/15/2030	300,000	277,747
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	432,834
ONEOK, Inc. 4.95%, 10/15/2032	900,000	906,258
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	420,205
Plains All American Pipeline LP 3.55%, 12/15/2029	700,000	679,724
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	553,260
Shell Finance US, Inc. 4.75%, 1/6/2036	1,000,000	1,007,503
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	229,505
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	241,632
Williams Cos., Inc. (The) 5.60%, 3/15/2035	575,000	601,230
		15,413,401
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 5.20%, 2/22/2034	787,000	825,917
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	549,366
		1,375,283
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	515,211
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	323,481
		838,692
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	879,000	767,289
Mid-America Apartments LP 1.70%, 2/15/2031	687,000	604,121

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
UDR, Inc.
3.50%, 1/15/2028	100,000	98,764
3.20%, 1/15/2030	260,000	249,803
2.10%, 8/1/2032	266,000	228,436
		1,948,413
Retail REITs — 0.3%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	386,000	370,069
2.50%, 8/16/2031	440,000	395,710
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	245,625
4.30%, 10/15/2028	870,000	875,272
Realty Income Corp. 4.13%, 10/15/2026	600,000	600,273
Regency Centers LP 3.70%, 6/15/2030	350,000	343,242
		2,830,191
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	795,328
5.05%, 7/12/2029	304,000	314,129
5.15%, 11/15/2031	108,000	112,694
3.14%, 11/15/2035 (b)	200,000	175,168
4.80%, 2/15/2036	90,000	90,212
KLA Corp.
4.65%, 7/15/2032	62,000	63,345
4.70%, 2/1/2034	112,000	113,293
Marvell Technology, Inc.
2.95%, 4/15/2031	1,122,000	1,041,227
5.45%, 7/15/2035	42,000	43,404
NXP BV (Netherlands) 2.50%, 5/11/2031	1,058,000	956,728
		3,705,528
Software — 0.4%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	124,000	124,769
Oracle Corp.
2.65%, 7/15/2026	60,000	59,447
4.50%, 5/6/2028	95,000	95,185
2.88%, 3/25/2031	502,000	455,179
4.80%, 9/26/2032	1,000,000	983,104
6.50%, 4/15/2038	50,000	52,333
Roper Technologies, Inc. 4.90%, 10/15/2034	600,000	602,551
Synopsys, Inc. 5.15%, 4/1/2035	655,000	669,589
Workday, Inc. 3.50%, 4/1/2027	300,000	297,864
		3,340,021
Specialized REITs — 0.5%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,643,733
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	577,893
Equinix, Inc. 2.90%, 11/18/2026	605,000	598,511
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	912,571
2.35%, 3/15/2032	467,000	408,430
		4,141,138

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	495,171
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	198,007
3.60%, 9/1/2027	403,000	400,120
1.75%, 3/15/2031	200,000	175,352
		1,268,650
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC 5.30%, 4/1/2032	382,000	394,663
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	42,000	41,790
		436,453
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	737,462
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	1,016,000	975,234
		1,712,696
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	385,000	391,582
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	828,783
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	640,000	652,301
3.88%, 4/15/2030	1,184,000	1,166,284
		1,818,585
Total Corporate Bonds (Cost $221,131,944)		222,583,992
Mortgage-Backed Securities — 12.0%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	6,139	6,222
Pool # C91802, 3.50%, 1/1/2035	1,390,395	1,361,924
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	67,227	67,602
Pool # A57681, 6.00%, 12/1/2036	480	507
Pool # G06493, 4.50%, 5/1/2041	317,421	320,734
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	944,190
Pool # U90690, 3.50%, 6/1/2042	323,927	310,150
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	655,012	652,732
Pool # RA7937, 5.00%, 9/1/2052	3,070,705	3,088,150
Pool # SD8324, 5.50%, 5/1/2053	1,554,163	1,580,046
Pool # SD3518, 5.50%, 7/1/2053	1,632,772	1,661,975
Pool # SD3900, 5.50%, 8/1/2053	1,308,340	1,329,622
Pool # QI4131, 5.50%, 4/1/2054	2,158,718	2,197,061
Pool # SD5568, 5.50%, 5/1/2054	2,425,837	2,461,504
Pool # QJ5547, 5.50%, 9/1/2054	2,218,459	2,283,271
Pool # QJ7687, 5.50%, 11/1/2054	2,223,417	2,282,229
Pool # RJ2914, 5.50%, 11/1/2054	3,227,955	3,282,749
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	207,762	205,365

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AP9584, 3.00%, 10/1/2032	901,991	879,952
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	85,310	88,488
Pool # 735503, 6.00%, 4/1/2035	25,381	26,594
Pool # 888460, 6.50%, 10/1/2036	163,015	172,710
Pool # 888890, 6.50%, 10/1/2037	3,847	4,081
Pool # 949320, 7.00%, 10/1/2037	17,762	18,682
Pool # 995149, 6.50%, 10/1/2038	9,243	9,815
Pool # 994410, 7.00%, 11/1/2038	76,171	80,661
Pool # AD9151, 5.00%, 8/1/2040	148,098	152,993
Pool # AE0681, 4.50%, 12/1/2040	331,031	334,171
Pool # BM3500, 4.00%, 9/1/2047	645,885	638,536
Pool # BM3499, 4.00%, 12/1/2047	805,338	781,962
Pool # BE8354, 4.00%, 3/1/2048	398,935	386,942
Pool # FM9776, 3.00%, 11/1/2051	1,913,455	1,720,110
Pool # FS7749, 3.00%, 2/1/2052	963,272	865,186
Pool # CB3378, 4.00%, 4/1/2052	1,639,345	1,570,981
Pool # FS6323, 3.50%, 5/1/2052	2,261,370	2,107,057
Pool # CB3629, 4.00%, 5/1/2052	3,994,622	3,829,288
Pool # FS9551, 5.50%, 9/1/2053	1,305,536	1,330,243
Pool # DA4015, 6.00%, 10/1/2053	576,434	596,393
Pool # FS6668, 5.50%, 12/1/2053	1,110,429	1,127,169
Pool # CB8151, 5.50%, 3/1/2054	2,103,818	2,136,036
Pool # DB2385, 5.50%, 6/1/2054	3,179,549	3,222,776
Pool # DB3630, 5.50%, 6/1/2054	2,919,772	2,990,388
Pool # BU5025, 5.50%, 9/1/2054	1,747,712	1,774,479
Pool # FS9262, 5.50%, 10/1/2054	1,821,217	1,849,763
Pool # DB1954, 5.00%, 11/1/2054	2,457,701	2,454,624
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,560,811
Pool # AN6732, 2.83%, 5/1/2027	1,137,876	1,119,566
Pool # AN7338, 3.06%, 11/1/2027	912,073	899,152
Pool # AN7943, 3.10%, 1/1/2028	2,283,507	2,249,010
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,794,439
Pool # AN9486, 3.57%, 6/1/2028	3,578,980	3,553,647
Pool # AN2069, 2.35%, 8/1/2028	1,322,292	1,273,001
Pool # BL0907, 3.88%, 12/1/2028	700,000	696,565
Pool # BM4162, 3.12%, 10/1/2029 (f)	122,029	119,272
Pool # BL4333, 2.52%, 11/1/2029	1,088,447	1,032,134
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,541,431
Pool # BZ2889, 4.37%, 1/1/2032	2,472,664	2,498,363
Pool # BM7037, 1.75%, 3/1/2032 (f)	994,691	870,359
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,194,465
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,021,390
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,848,987
Pool # MA1125, 4.00%, 7/1/2042	406,715	398,588
Pool # MA1437, 3.50%, 5/1/2043	581,440	555,347
Pool # MA1463, 3.50%, 6/1/2043	563,852	535,759
Pool # BF0669, 4.00%, 6/1/2052	1,683,857	1,633,669
Pool # BF0230, 5.50%, 1/1/2058	2,670,650	2,788,826
Pool # BM7238, 3.00%, 4/1/2059	1,963,040	1,749,065
Pool # BM6734, 4.00%, 8/1/2059	2,967,352	2,827,203
Pool # BF0736, 4.00%, 6/1/2063	2,090,562	1,977,415

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	48,544	52,123
Pool # BA7567, 4.50%, 5/20/2048	545,962	532,854
Pool # BI0416, 4.50%, 11/20/2048	61,910	61,012
Pool # BM9692, 4.50%, 7/20/2049	203,667	199,843
Total Mortgage-Backed Securities (Cost $97,597,368)		97,770,409
Asset-Backed Securities — 7.8%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	316,950	303,143
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,924,531
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	63,105	60,937
Series 2021-1, Class B, 3.95%, 7/11/2030	812,490	784,152
American Credit Acceptance Receivables Trust Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	46,223	46,242
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,037,176
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	475,037
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class C, 5.17%, 3/17/2031	632,000	637,318
Series 2025-3, Class C, 4.81%, 5/15/2031	390,000	392,299
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	566,335	562,750
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	707,644	714,491
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 3/15/2030	464,000	468,440
Series 2025-3, Class A3, 4.35%, 7/15/2030	370,000	372,581
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	190,690	192,981
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	48,540	48,584
Series 2021-P4, Class A4, 1.64%, 12/10/2027	1,680,212	1,664,618
Series 2024-P4, Class A3, 4.64%, 1/10/2030	276,000	277,419
Series 2025-P3, Class A3, 4.04%, 11/11/2030	1,000,000	999,791
Consumer Portfolio Services Auto Trust Series 2025-B, Class A, 4.74%, 2/15/2029 (b)	353,457	354,263
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	20,219	20,173
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	281,856	283,069
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	213,829	214,083
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	235,303
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,117,140
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	803,768
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,500,000	1,526,869
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,071,430
Series 2025-1A, Class A, 5.02%, 3/15/2035 (b)	957,000	968,067
Series 2025-2A, Class A, 4.50%, 11/15/2035 (b)	1,400,000	1,403,793
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	295,000	296,764
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (b)	232,000	234,060
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	345,000	345,478
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	377,933
Series 2025-2, Class C, 4.39%, 9/15/2032	495,000	494,671
Series 2025-1, Class C, 4.99%, 9/15/2032	264,000	266,975

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	433,667	430,106
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	868,539	870,800
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	247,040
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	287,678
Series 2025-4A, Class C, 4.57%, 6/16/2031	730,000	732,102
Series 2025-3A, Class C, 5.09%, 10/15/2031	427,000	432,634
Series 2025-5A, Class C, 4.68%, 3/15/2032	320,000	321,737
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	112,063	112,633
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	588,161
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,830,914
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	2,069,257
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (b)	670,000	673,075
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (b)	299,199	301,200
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	475,681	477,824
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (b)	345,000	346,344
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	85,046	80,248
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (b)	1,330,000	1,350,209
Series 2025-2A, Class A, 5.13%, 9/25/2031 (b)	260,000	265,333
Hilton Grand Vacations Trust
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	351,788	353,770
Series 2025-2A, Class B, 4.73%, 5/25/2044 (b)	300,927	302,676
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,144,620	1,133,851
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (b)	497,000	501,901
Series 2025-B, Class A3, 4.53%, 4/17/2028 (b)	497,000	501,119
Hyundai Auto Receivables Trust Series 2025-A, Class A3, 4.32%, 10/15/2029	714,000	718,799
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	527,717	529,837
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (b)	733,000	741,803
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A4, 4.69%, 2/18/2031	255,000	259,202
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	300,540	285,074
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	55,185	53,114
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	320,182	325,744
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	472,707	480,114
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,157,933
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,354,509
Oportun Issuance Trust Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	259,000	259,007
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	88,000	87,704
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,121,863
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,969,601	1,858,947
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,236,374	1,234,979
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	983,264
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (b)	1,098,688	1,055,276
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (b)	1,246,514	1,190,462
Santander Drive Auto Receivables Trust
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	586,674
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	750,409
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	304,626

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,127,990
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	482,274
Series 2025-3, Class C, 4.68%, 9/15/2031	380,000	382,761
Series 2025-4, Class C, 4.52%, 1/15/2032	95,000	95,228
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	267,517
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	1,000,000	1,027,321
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	285,000	286,583
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	30,585	30,703
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	98,636	93,082
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	539,557	545,461
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	187,444	188,058
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	614,279	599,401
Series 2016-2, Class AA, 2.88%, 10/7/2028	640,153	612,248
Series 2018-1, Class AA, 3.50%, 3/1/2030	411,177	397,454
Series 2018-1, Class A, 3.70%, 3/1/2030	687,680	657,456
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	468,089
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	139,714	139,685
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (b) (e)	15,382	15,376
VOLT CV LLC Series 2021-CF2, Class A1, 6.49%, 11/27/2051 (b) (e)	479,894	480,194
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (b)	591,000	599,468
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	145,504	144,379
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	604,755	614,496
Westlake Automobile Receivables Trust Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	163,190	163,950
World Omni Auto Receivables Trust Series 2023-D, Class A3, 5.79%, 2/15/2029	227,009	229,359
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	312,000	314,243
Total Asset-Backed Securities (Cost $63,470,812)		63,489,057
Commercial Mortgage-Backed Securities — 3.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (f)	355,530	341,309
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,470,110
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	3,055,573
Series K072, Class A2, 3.44%, 12/25/2027	473,000	469,541
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	597,717
Series K145, Class AM, 2.58%, 6/25/2032	880,000	798,833
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,935,674
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	629,090	623,056
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	955,875	945,281
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (f)	2,106,686	2,077,723
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (f)	313,039	308,542
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (f)	2,612,226	2,563,301
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (f)	1,468,264	1,446,072
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (f)	1,994,235	1,959,164
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	363,979	360,758
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (f)	1,554,415	1,516,626
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (f)	793,533	768,306
Series 2020-M50, Class A2, 1.20%, 10/25/2030	335,300	322,114
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	5,306,784	187,823
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (f)	1,517,000	1,328,272

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (f)	5,000,000	4,391,003
Series 2021-M3, Class X1, IO, 2.00%, 11/25/2033 (f)	256,557	15,931
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,713,156
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	263,223
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,594,383
Total Commercial Mortgage-Backed Securities (Cost $31,940,809)		31,053,491
Collateralized Mortgage Obligations — 3.8%
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.60%, 12/25/2034 (f)	2,566	2,557
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	2,612	2,593
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,119,676	1,048,664
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,119,744	1,047,058
Series 2017-4, Class MT, 3.50%, 6/25/2057	299,996	275,100
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,173,743	1,119,380
Series 2019-3, Class M55D, 4.00%, 10/25/2058	264,383	250,910
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,697,215	2,461,086
FHLMC, REMIC
Series 3087, Class KX, 5.50%, 12/15/2025	15	14
Series 3787, Class AY, 3.50%, 1/15/2026	3,018	3,011
Series 3794, Class LB, 3.50%, 1/15/2026	3,148	3,141
Series 3102, Class CE, 5.50%, 1/15/2026	106	105
Series 3121, Class JD, 5.50%, 3/15/2026	187	187
Series 3150, Class EQ, 5.00%, 5/15/2026	1,019	1,018
Series 3898, Class KH, 3.50%, 6/15/2026	4,594	4,581
Series 3911, Class B, 3.50%, 8/15/2026	21,289	21,189
Series 3959, Class PB, 3.00%, 11/15/2026	210,109	208,706
Series 3337, Class MD, 5.50%, 6/15/2027	3,127	3,129
Series 2110, Class PG, 6.00%, 1/15/2029	15,511	15,661
Series 3563, Class LB, 4.00%, 8/15/2029	2,185	2,171
Series 3653, Class B, 4.50%, 4/15/2030	27,444	27,591
Series 3824, Class EY, 3.50%, 3/15/2031	85,275	84,423
Series 2525, Class AM, 4.50%, 4/15/2032	195,820	197,584
Series 2441, Class GF, 6.50%, 4/15/2032	6,322	6,641
Series 2436, Class MC, 7.00%, 4/15/2032	2,179	2,227
Series 2760, Class KT, 4.50%, 9/15/2032	24,083	24,261
Series 2505, Class D, 5.50%, 9/15/2032	28,199	29,062
Series 2544, Class KE, 5.50%, 12/15/2032	18,623	19,278
Series 2557, Class HL, 5.30%, 1/15/2033	45,214	45,825
Series 2575, Class PE, 5.50%, 2/15/2033	15,813	16,354
Series 2586, Class WG, 4.00%, 3/15/2033	56,773	56,415
Series 2596, Class QD, 4.00%, 3/15/2033	50,467	49,492
Series 2621, Class QH, 5.00%, 5/15/2033	65,721	67,428
Series 2624, Class QH, 5.00%, 6/15/2033	73,910	75,835
Series 2648, Class BK, 5.00%, 7/15/2033	7,228	7,405
Series 4238, Class UY, 3.00%, 8/15/2033	1,426,836	1,388,422
Series 2673, Class PE, 5.50%, 9/15/2033	113,105	117,514
Series 2696, Class DG, 5.50%, 10/15/2033	104,975	109,584
Series 2725, Class TA, 4.50%, 12/15/2033	200,133	202,456
Series 2733, Class ME, 5.00%, 1/15/2034	97,436	100,080
Series 2768, Class PK, 5.00%, 3/15/2034	106,574	108,159
Series 2934, Class KG, 5.00%, 2/15/2035	84,632	87,130
Series 2960, Class JH, 5.50%, 4/15/2035	226,142	235,260

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3082, Class PW, 5.50%, 12/15/2035	16,600	17,326
Series 3084, Class BH, 5.50%, 12/15/2035	351,784	365,837
Series 3098, Class KG, 5.50%, 1/15/2036	379,040	391,945
Series 3136, Class CO, PO, 4/15/2036	4,484	3,946
Series 3145, Class AJ, 5.50%, 4/15/2036	15,020	15,710
Series 3819, Class ZQ, 6.00%, 4/15/2036	250,864	265,203
Series 3200, PO, 8/15/2036	28,147	24,350
Series 3270, Class AT, 5.50%, 1/15/2037	9,150	9,284
Series 3272, Class PA, 6.00%, 2/15/2037	2,722	2,914
Series 3348, Class HT, 6.00%, 7/15/2037	24,182	25,717
Series 3501, Class A, 4.50%, 1/15/2039	79,995	78,960
Series 3508, Class PK, 4.00%, 2/15/2039	1,471	1,423
Series 3513, Class A, 4.50%, 2/15/2039	5,453	5,513
Series 3653, Class HJ, 5.00%, 4/15/2040	243,044	250,761
Series 3677, Class KB, 4.50%, 5/15/2040	491,818	499,178
Series 3677, Class PB, 4.50%, 5/15/2040	218,309	220,704
Series 3715, Class PC, 4.50%, 8/15/2040	82,429	83,480
Series 3955, Class HB, 3.00%, 12/15/2040	18,063	17,955
Series 3828, Class PU, 4.50%, 3/15/2041	34,981	35,520
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	98,781	100,498
Series 3956, Class EB, 3.25%, 11/15/2041	557,145	529,141
Series 3963, Class JB, 4.50%, 11/15/2041	809,432	820,879
Series 4026, Class MQ, 4.00%, 4/15/2042	30,721	30,491
Series 4616, Class HP, 3.00%, 9/15/2046	763,098	703,970
Series 3688, Class GT, 7.48%, 11/15/2046 (f)	11,782	12,648
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	342,947	326,679
FNMA, REMIC
Series 1997-57, Class PN, 5.00%, 9/18/2027	8,631	8,605
Series 2009-39, Class LB, 4.50%, 6/25/2029	19,675	19,642
Series 2009-96, Class DB, 4.00%, 11/25/2029	19,705	19,638
Series 2010-28, Class DE, 5.00%, 4/25/2030	72,216	73,209
Series 2001-63, Class TC, 6.00%, 12/25/2031	17,551	18,178
Series 2001-81, Class HE, 6.50%, 1/25/2032	46,057	48,269
Series 2002-75, Class GB, 5.50%, 11/25/2032	9,272	9,232
Series 2011-39, Class ZA, 6.00%, 11/25/2032	204,237	213,401
Series 2002-85, Class PE, 5.50%, 12/25/2032	16,038	16,568
Series 2003-21, Class OU, 5.50%, 3/25/2033	14,242	14,695
Series 2003-26, Class EB, 3.50%, 4/25/2033	323,637	318,629
Series 2003-23, Class CH, 5.00%, 4/25/2033	12,361	12,672
Series 2003-63, Class YB, 5.00%, 7/25/2033	47,012	47,889
Series 2003-69, Class N, 5.00%, 7/25/2033	83,950	85,595
Series 2003-80, Class QG, 5.00%, 8/25/2033	94,320	96,144
Series 2003-85, Class QD, 5.50%, 9/25/2033	47,631	49,381
Series 2003-94, Class CE, 5.00%, 10/25/2033	753	751
Series 2005-5, Class CK, 5.00%, 1/25/2035	42,589	42,353
Series 2005-29, Class WC, 4.75%, 4/25/2035	78,391	77,816
Series 2005-48, Class TD, 5.50%, 6/25/2035	114,594	119,400
Series 2005-53, Class MJ, 5.50%, 6/25/2035	112,219	116,814
Series 2005-58, Class EP, 5.50%, 7/25/2035	5,265	5,415
Series 2005-68, Class BE, 5.25%, 8/25/2035	92,174	94,327
Series 2005-68, Class PG, 5.50%, 8/25/2035	35,803	36,780
Series 2005-102, Class PG, 5.00%, 11/25/2035	156,073	160,338
Series 2005-110, Class GL, 5.50%, 12/25/2035	201,738	210,522

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-49, Class PA, 6.00%, 6/25/2036	21,721	22,829
Series 2009-19, Class PW, 4.50%, 10/25/2036	123,028	124,378
Series 2006-114, Class HE, 5.50%, 12/25/2036	157,357	162,848
Series 2007-33, Class HE, 5.50%, 4/25/2037	11,924	12,416
Series 2007-65, Class KI, IF, IO, 2.43%, 7/25/2037 (f)	2,773	284
Series 2007-71, Class KP, 5.50%, 7/25/2037	7,296	7,254
Series 2007-71, Class GB, 6.00%, 7/25/2037	91,242	96,705
Series 2009-86, Class OT, PO, 10/25/2037	15,568	13,434
Series 2008-72, Class BX, 5.50%, 8/25/2038	7,587	7,892
Series 2008-74, Class B, 5.50%, 9/25/2038	3,749	3,923
Series 2009-37, Class KI, IF, IO, 1.81%, 6/25/2039 (f)	2,388	169
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	5,378	898
Series 2009-92, Class AD, 6.00%, 11/25/2039	33,097	33,096
Series 2009-112, Class ST, IF, IO, 2.06%, 1/25/2040 (f)	37,726	4,103
Series 2010-22, Class PE, 5.00%, 3/25/2040	803,534	827,786
Series 2010-35, Class SB, IF, IO, 2.23%, 4/25/2040 (f)	13,197	893
Series 2010-37, Class CY, 5.00%, 4/25/2040	457,235	470,115
Series 2010-54, Class EA, 4.50%, 6/25/2040	8,975	8,965
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,395	1,416
Series 2010-71, Class HJ, 5.50%, 7/25/2040	50,295	52,435
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,146,921	1,159,538
Series 2011-41, Class KL, 4.00%, 5/25/2041	723,089	712,319
Series 2011-50, Class LP, 4.00%, 6/25/2041	282,606	280,321
Series 2012-137, Class CF, 4.49%, 8/25/2041 (f)	18,745	18,723
Series 2012-103, Class DA, 3.50%, 10/25/2041	1,704	1,698
Series 2012-14, Class DE, 3.50%, 3/25/2042	458,063	440,602
Series 2012-139, Class JA, 3.50%, 12/25/2042	221,753	213,711
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,326,841
Series 2019-65, Class PA, 2.50%, 5/25/2048	154,265	144,034
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,607	11,918
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,887,225	1,843,215
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	13,601	12,286
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	93,391	93,216
Series 2003-65, Class AP, 5.50%, 8/20/2033	31,731	31,673
Series 2004-16, Class GC, 5.50%, 2/20/2034	342,582	345,388
Series 2004-54, Class BG, 5.50%, 7/20/2034	7,512	7,643
Series 2004-93, Class PD, 5.00%, 11/16/2034	199,687	199,336
Series 2004-101, Class BE, 5.00%, 11/20/2034	173,922	174,041
Series 2005-11, Class PL, 5.00%, 2/20/2035	86,818	87,381
Series 2005-26, Class XY, 5.50%, 3/20/2035	316,170	322,849
Series 2005-33, Class AY, 5.50%, 4/16/2035	78,132	78,005
Series 2005-49, Class B, 5.50%, 6/20/2035	28,361	28,886
Series 2005-51, Class DC, 5.00%, 7/20/2035	68,345	68,884
Series 2005-56, Class BD, 5.00%, 7/20/2035	10,551	11,025
Series 2006-7, Class ND, 5.50%, 8/20/2035	10,380	10,589
Series 2007-37, Class LB, 5.50%, 6/16/2037	81,701	82,476
Series 2007-79, Class BL, 5.75%, 8/20/2037	64,102	63,961
Series 2009-106, Class ST, IF, IO, 1.93%, 2/20/2038 (f)	57,562	1,371
Series 2008-7, Class PQ, 5.00%, 2/20/2038	190,235	189,706
Series 2008-9, Class PW, 5.25%, 2/20/2038	199,347	200,009
Series 2008-23, Class YA, 5.25%, 3/20/2038	46,510	46,875
Series 2008-35, Class NF, 5.00%, 4/20/2038	47,321	47,188

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-34, Class PG, 5.25%, 4/20/2038	54,529	54,474
Series 2008-33, Class PB, 5.50%, 4/20/2038	161,652	163,122
Series 2008-38, Class BG, 5.00%, 5/16/2038	246,844	248,600
Series 2008-43, Class NB, 5.50%, 5/20/2038	81,371	81,765
Series 2008-56, Class PX, 5.50%, 6/20/2038	158,105	157,717
Series 2008-58, Class PE, 5.50%, 7/16/2038	391,503	395,472
Series 2008-62, Class SA, IF, IO, 2.08%, 7/20/2038 (f)	1,067	5
Series 2008-76, Class US, IF, IO, 1.83%, 9/20/2038 (f)	35,734	935
Series 2011-97, Class WA, 6.08%, 11/20/2038 (f)	258,782	263,903
Series 2008-95, Class DS, IF, IO, 3.23%, 12/20/2038 (f)	33,044	253
Series 2009-14, Class AG, 4.50%, 3/20/2039	57,455	57,689
Series 2009-72, Class SM, IF, IO, 2.18%, 8/16/2039 (f)	72,269	5,777
Series 2009-61, Class AP, 4.00%, 8/20/2039	5,190	5,116
Series 2010-130, Class BD, 4.00%, 12/20/2039	180,732	179,312
Series 2010-157, Class OP, PO, 12/20/2040	57,355	49,836
Series 2014-H11, Class VA, 4.72%, 6/20/2064 (f)	445,611	445,662
Series 2015-H20, Class FA, 4.69%, 8/20/2065 (f)	421,207	421,075
Series 2015-H26, Class FG, 4.74%, 10/20/2065 (f)	344,490	344,610
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	28,832	29,395
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.30%, 11/25/2033 (f)	37,995	37,999
Series 2007-A1, Class 5A5, 6.05%, 7/25/2035 (f)	10,625	10,604
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.29%, 4/21/2034 (f)	20,560	20,236
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.71%, 10/25/2028 (f)	11,307	11,118
Series 2004-B, Class A1, 4.57%, 5/25/2029 (f)	21,790	21,383
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034 (f)	12,194	12,090
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,934
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	296,622	292,045
Sequoia Mortgage Trust Series 2004-11, Class A1, 4.67%, 12/20/2034 (f)	39,506	36,670
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.23%, 12/25/2044 (f)	56,775	55,923
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	169,435	171,883
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.83%, 10/25/2033 (f)	42,277	39,985
Total Collateralized Mortgage Obligations (Cost $32,706,870)		31,015,117
Foreign Government Securities — 0.4%
United Mexican States
6.00%, 5/13/2030	1,200,000	1,260,900
2.66%, 5/24/2031	2,000,000	1,784,000
Total Foreign Government Securities (Cost $3,081,422)		3,044,900

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (g) (h) (Cost $6,206,576)	6,205,375	6,207,858
Total Investments — 99.6% (Cost $813,176,477)		810,924,031
Other Assets in Excess of Liabilities — 0.4%		2,956,229
NET ASSETS — 100.0%		813,880,260

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $1,551,970 or 0.19% of the Fund’s
net assets as of November 30, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,077	03/20/2026	USD	122,071,219	267,575
U.S. Treasury 10 Year Ultra Note	326	03/20/2026	USD	37,877,125	169,979
U.S. Treasury Long Bond	80	03/20/2026	USD	9,395,000	57,365
U.S. Treasury 5 Year Note	49	03/31/2026	USD	5,378,516	6,108
					501,027
Short Contracts
U.S. Treasury Ultra Bond	(98)	03/20/2026	USD	(11,851,875)	(88,298)
U.S. Treasury 2 Year Note	(116)	03/31/2026	USD	(24,227,688)	2,556
					(85,742)
					415,285

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2025 :

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.40% at termination	Receive	12/2/2035	USD14,970,000	—	—	—
CPI-U at termination	2.46% at termination	Receive	11/24/2030	USD6,885,000	(1,053)	(8,044)	(9,097)
CPI-U at termination	2.47% at termination	Receive	10/23/2035	USD81,180,000	(96,295)	(247,587)	(343,882)
CPI-U at termination	2.48% at termination	Receive	11/4/2035	USD4,570,000	237	(24,859)	(24,622)
CPI-U at termination	2.49% at termination	Receive	6/3/2035	USD30,070,000	27,888	(176,947)	(149,059)
CPI-U at termination	2.49% at termination	Receive	10/24/2035	USD11,780,000	—	(65,682)	(65,682)
CPI-U at termination	2.49% at termination	Receive	11/4/2035	USD645,000	544	(4,300)	(3,756)
CPI-U at termination	2.50% at termination	Receive	6/3/2035	USD4,890,000	—	(28,139)	(28,139)
CPI-U at termination	2.50% at termination	Receive	6/4/2035	USD5,015,000	—	(28,085)	(28,085)
CPI-U at termination	2.50% at termination	Receive	10/15/2035	USD2,730,000	—	(18,485)	(18,485)
CPI-U at termination	2.50% at termination	Receive	11/4/2035	USD3,690,000	—	(25,015)	(25,015)
CPI-U at termination	2.52% at termination	Receive	8/6/2035	USD850,000	—	(5,288)	(5,288)
CPI-U at termination	2.53% at termination	Receive	10/24/2030	USD15,100,000	(27,043)	(41,225)	(68,268)
CPI-U at termination	2.53% at termination	Receive	11/4/2030	USD15,155,000	(3,805)	(66,679)	(70,484)
CPI-U at termination	2.53% at termination	Receive	11/4/2030	USD14,935,000	5,364	(74,825)	(69,461)
CPI-U at termination	2.56% at termination	Receive	8/4/2035	USD17,140,000	—	(174,027)	(174,027)
CPI-U at termination	2.56% at termination	Receive	10/2/2035	USD8,055,000	—	(87,889)	(87,889)
CPI-U at termination	2.57% at termination	Receive	11/4/2028	USD24,255,000	3,441	(69,638)	(66,197)
CPI-U at termination	2.61% at termination	Receive	10/28/2028	USD48,885,000	25,892	(196,327)	(170,435)
CPI-U at termination	2.61% at termination	Receive	8/6/2030	USD3,200,000	—	(18,504)	(18,504)
CPI-U at termination	2.61% at termination	Receive	8/7/2030	USD3,190,000	—	(18,003)	(18,003)
CPI-U at termination	2.63% at termination	Receive	9/18/2030	USD29,000,000	(54,473)	(179,445)	(233,918)
CPI-U at termination	2.65% at termination	Receive	8/4/2030	USD4,690,000	—	(35,337)	(35,337)
CPI-U at termination	2.67% at termination	Receive	8/13/2030	USD50,365,000	(54,641)	(387,698)	(442,339)
CPI-U at termination	2.68% at termination	Receive	8/13/2030	USD12,770,000	—	(122,790)	(122,790)
CPI-U at termination	2.74% at termination	Receive	9/15/2028	USD11,000,000	—	(67,334)	(67,334)
CPI-U at termination	2.92% at termination	Receive	9/18/2027	USD18,635,000	(18,686)	(82,468)	(101,154)
					(192,630)	(2,254,620)	(2,447,250)

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.24%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.45-V1	1.00	Quarterly	12/20/2030	0.51	USD 109,235,000	(2,382,561)	(279,007)	(2,661,568)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	4.00 annually	Pay	3/15/2035	USD23,480,000	—	138,777
1 day SOFR annually	4.08 annually	Pay	4/1/2035	USD26,805,000	—	232,196
					—	370,973

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	4.12%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$62,131,568	$1,357,489	$63,489,057
Collateralized Mortgage Obligations	—	31,015,117	—	31,015,117
Commercial Mortgage-Backed Securities	—	31,053,491	—	31,053,491
Corporate Bonds	—	222,583,992	—	222,583,992
Foreign Government Securities	—	3,044,900	—	3,044,900
Mortgage-Backed Securities	—	97,770,409	—	97,770,409
U.S. Treasury Obligations	—	355,759,207	—	355,759,207
Short-Term Investments
Investment Companies	6,207,858	—	—	6,207,858
Total Investments in Securities	$6,207,858	$803,358,684	$1,357,489	$810,924,031
Appreciation in Other Financial Instruments
Futures Contracts	$503,583	$—	$—	$503,583
Swaps	—	370,973	—	370,973
Depreciation in Other Financial Instruments
Futures Contracts	$(88,298)	$—	$—	$(88,298)
Swaps	—	(2,533,627)	—	(2,533,627)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$415,285	$(2,162,654)	$—	$(1,747,369)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$10,430,555	$180,763,734	$184,989,088	$3,054	$(397)	$6,207,858	6,205,375	$323,453	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.